Average Annual Total Returns - International Equity Index Fund	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions 10 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class R-1 1 Year	Class R-1 5 Years	Class R-1 10 Years	Class R-3 1 Year	Class R-3 5 Years	Class R-3 10 Years	Class R-4 1 Year	Class R-4 5 Years	Class R-4 10 Years	Class R-5 1 Year	Class R-5 5 Years	Class R-5 10 Years	Class R-6 1 Year	Class R-6 5 Years	Class R-6 10 Years	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 1 Year	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 5 Years	MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 10 Years
Total	7.76%	7.32%	5.22%	7.23%	6.65%	4.29%	5.07%	5.78%	4.11%	6.91%	6.39%	4.31%	7.24%	6.71%	4.64%	7.47%	6.94%	4.83%	7.52%	7.05%	4.95%	7.86%	7.33%	5.19%	7.80%	7.45%	5.51%